Identification and activities of the Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Identification and activities of the Company and Subsidiaries
Schedule of information about employees

As of December 31, 2022, and 2021, the workforce was as follows:

	As of December 31, 2022			As of December 31, 2021
		Other			Other
Employees	SQM S.A.	subsidiaries	Total	SQM S.A.	subsidiaries	Total
Executives	32	128	160	33	103	136
Professionals	177	2,506	2,683	117	1,639	1,756
Technicians and operators	309	3,845	4,154	275	3,914	4,189
Overall total	518	6,479	6,997	425	5,656	6,081

	As of December 31, 2022			As of December 31, 2021
		Other			Other
Place of work	SQM S.A.	subsidiaries	Total	SQM S.A.	subsidiaries	Total
In Chile	518	6,015	6,533	425	5,246	5,671
Outside Chile	—	464	464	—	410	410
Overall total	518	6,479	6,997	425	5,656	6,081

Schedule of shareholders stock and ownership percentage

information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchange:

		% of Series A		% of Series B	% of total
Shareholders as of December 31, 2022	No. of Series A	shares	No. of Series B	shares	shares
The Bank of New York Mellon, ADRs	—	—	64,555,045	45.20%	22.60%
Inversiones TLC SpA (1)	62,556,568	43.80%	—	—	21.90%
Sociedad de Inversiones Pampa Calichera S.A. (2)	43,133,789	30.20%	1,611,227	1.13%	15.66%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile via State Street	79,265	0.06%	10,979,388	7.69%	3.87%
AF Habitad S.A.	—	—	9,504,885	6.66%	3.33%
Inv. Global Mining (Chile) Ltda.	8,798,539	6.16%	—	—	3.08%
Banco Santander via foreign investor accounts	545,729	0.38%	8,181,775	5.73%	3.06%
AFP Cuprum S.A.	—	—	6,535,039	4.58%	2.29%
Banco de Chile non-resident third party accounts	62,829	0.04%	6,181,476	4.33%	2.19%
AF Capital S.A.	—	—	5,652,982	3.96%	1.98%
AFP Provida S.A.	—	—	5,263,361	3.69%	1.84%

		% of Series A		% of Series B	% of total
Shareholders as of December 31, 2021	No. of Series A	shares	No. of Series B	shares	shares
Inversiones TLC SpA (1)	62,556,568	43.80%	—	—	21.90%
The Bank of New York Mellon, ADRs	—	—	67,603,420	47.34%	23.67%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,989,231	31.50%	—	—	15.75%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	—	—	3.08%
Banco de Chile via State Street	23,428	0.02%	9,178,379	6.43%	3.22%
Banco Santander via foreign investor accounts	—	—	8,856,091	6.20%	3.10%
Banco de Chile non-resident third party accounts	445	—	7,939,865	5.56%	2.78%
Bando de Chile vi a Citi NA New York Clients	67,463	0.05%	4,795,310	3.36%	1.70%
Inversiones la Esperanza de Chile Limitada	4,246,226	2.97%	—	—	1.49%
Larraín Vial S.A. Corredora de Bolsa	125,726	0.09%	3,653,614	2.56%	1.32%
AFP Habitat S.A. for Pension Fund C	—	—	2,914,292	2.04%	1.02%